RESEARCH EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Advancement of development programs	$ 39,547	$ 22,799
Payroll and benefits	13,146	8,319
Lab and administration	1,933	1,034
Professional and consulting fees	284	210
Total	$ 54,910	$ 32,362